Report of Directors Financial Review Risk Report - IFRS 9 ECL sensitivity to future economic conditions (Details) - GBP (£) £ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of financial assets [line items]
Financial assets	£ (284,041)	£ (308,255)
UK | Gross carrying/nominal amount | Wholesale
Disclosure of financial assets [line items]
Financial assets	(139,207)	(144,215)
UK | Gross carrying/nominal amount | Retail
Disclosure of financial assets [line items]
Financial assets	(1,979)	(1,925)
UK | Allowance for ECL | Wholesale
Disclosure of financial assets [line items]
Financial assets	39	67
UK | Allowance for ECL | Retail
Disclosure of financial assets [line items]
Financial assets	2	2
France | Gross carrying/nominal amount | Wholesale
Disclosure of financial assets [line items]
Financial assets	(145,484)	(142,389)
France | Gross carrying/nominal amount | Retail
Disclosure of financial assets [line items]
Financial assets	0	(17,187)
France | Allowance for ECL | Wholesale
Disclosure of financial assets [line items]
Financial assets	64	78
France | Allowance for ECL | Retail
Disclosure of financial assets [line items]
Financial assets	0	74
Consensus Central scenario allowance for ECL | UK | Allowance for ECL | Wholesale
Disclosure of financial assets [line items]
Financial assets	35	55
Consensus Central scenario allowance for ECL | UK | Allowance for ECL | Retail
Disclosure of financial assets [line items]
Financial assets	2	2
Consensus Central scenario allowance for ECL | France | Allowance for ECL | Wholesale
Disclosure of financial assets [line items]
Financial assets	63	81
Consensus Central scenario allowance for ECL | France | Allowance for ECL | Retail
Disclosure of financial assets [line items]
Financial assets	0	74
Consensus Upside scenario allowance for ECL | UK | Allowance for ECL | Wholesale
Disclosure of financial assets [line items]
Financial assets	24	38
Consensus Upside scenario allowance for ECL | UK | Allowance for ECL | Retail
Disclosure of financial assets [line items]
Financial assets	2	2
Consensus Upside scenario allowance for ECL | France | Allowance for ECL | Wholesale
Disclosure of financial assets [line items]
Financial assets	55	72
Consensus Upside scenario allowance for ECL | France | Allowance for ECL | Retail
Disclosure of financial assets [line items]
Financial assets	0	72
Consensus Downside scenario allowance for ECL | UK | Allowance for ECL | Wholesale
Disclosure of financial assets [line items]
Financial assets	49	87
Consensus Downside scenario allowance for ECL | UK | Allowance for ECL | Retail
Disclosure of financial assets [line items]
Financial assets	2	3
Consensus Downside scenario allowance for ECL | France | Allowance for ECL | Wholesale
Disclosure of financial assets [line items]
Financial assets	76	99
Consensus Downside scenario allowance for ECL | France | Allowance for ECL | Retail
Disclosure of financial assets [line items]
Financial assets	0	75
Downside 2 scenario allowance for ECL | UK | Allowance for ECL | Wholesale
Disclosure of financial assets [line items]
Financial assets	284	276
Downside 2 scenario allowance for ECL | UK | Allowance for ECL | Retail
Disclosure of financial assets [line items]
Financial assets	4	4
Downside 2 scenario allowance for ECL | France | Allowance for ECL | Wholesale
Disclosure of financial assets [line items]
Financial assets	99	112
Downside 2 scenario allowance for ECL | France | Allowance for ECL | Retail
Disclosure of financial assets [line items]
Financial assets	£ 0	£ 78